Stockholders' Equity (Deficit) - Class of Stock Disclosures (Details)		23 Months Ended
	Dec. 07, 2015 $ / shares shares	Dec. 06, 2015	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares
Stockholders' Equity, par value and other disclosures
Common stock, par value | $ / shares			$ 0.001	$ 0.001
Exchange ratio		2.0975
Authorized common stock			250,000,000	65,679,406
Common stock issued			75,760,061	1,962,486
Common stock, shares outstanding			75,760,061	1,918,579
Senseonics, Incorporated | Common Stock, Senseonics, Inc.
Stockholders' Equity, par value and other disclosures
Common stock, par value | $ / shares	$ 0.01
ASN Technologies, Inc. | Common Shares Exchanged in Reverse Capitalization
Stockholders' Equity, par value and other disclosures
Shares issued	55,301,674
ASN Technologies, Inc. | Common Stock
Stockholders' Equity, par value and other disclosures
Common stock, par value | $ / shares	$ 0.001
ASN Technologies, Inc. | Common Stock | Common Shares Exchanged in Reverse Capitalization
Stockholders' Equity, par value and other disclosures
Common stock, par value | $ / shares	$ 0.001
Shares issued	1,955,929
ASN Technologies, Inc. | Common Stock | Common Stock, Senseonics, Inc. | Common Shares Exchanged in Reverse Capitalization
Stockholders' Equity, par value and other disclosures
Exchange ratio	2.0975